Goodwill - Key Assumptions Used in Impairment Testing by CGU (Details) - Cash Generating Units	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Canada
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	10.80%	14.00%
Long-term growth rate of net operating cash flows	3.40%	3.00%
Percentage Incremental Increase Of After Tax W A C C		4.20%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows		5.70%
ADT
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	11.20%	14.00%
Long-term growth rate of net operating cash flows	3.40%	4.00%
France
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	14.60%	16.00%
Long-term growth rate of net operating cash flows	4.50%	3.00%
US | EPM US
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	13.20%	16.50%
Long-term growth rate of net operating cash flows	3.40%	3.00%
US | ERP US
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	13.40%	17.00%
Long-term growth rate of net operating cash flows	3.40%	3.00%